KINETICS MUTUAL FUNDS, INC.
The Internet Fund
The Internet Infrastructure Fund
The Internet Emerging Growth Fund
The Internet Global Growth Fund
The New Paradigm Fund
The Medical Fund
The Small Cap Opportunities Fund
The Middle East Growth Fund
The Asia Technology Fund
                                                                December 8, 2000
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                          Supplement to the Prospectus
                            dated September 15, 2000

The prospectus is revised as follows:

VALUATION OF FUND SHARES (PAGE 51)

The following paragraph is added to Valuation of Fund Shares:

         Purchase, redemption and exchange requests for the Asia Technology Fund properly received by the Transfer Agent by 4:00 p.m. Eastern time priced based on the net asset value determined at the close of regular trading in the Asian markets on the next business day.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.